Other expenses - Summary of Other Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Detailed Information About Other Expenses [Abstract]
Legal and professional fees	₨ 1,438	$ 17	₨ 2,066	₨ 1,740
Corporate social responsibility	240	3	147	106
Travelling and conveyance	520	6	595	233
Lease rent relating to short term leases	43	1	46	10
Director's commission	83	1	67	35
Printing and stationery	4	0	7	3
Rates and taxes	1,065	13	465	385
Insurance	1,153	14	1,226	1,027
Operation and maintenance	5,937	71	5,528	4,929
Repair and maintenance	243	3	177	110
Loss on sale /damage of property plant and equipment	18	0	7	1
Bidding expenses	25	0	35	40
Advertising and sales promotion	105	1	118	48
Impairment of capital work in progress	274	3	190	129
Security charges	542	7	441	274
Communication costs	247	3	167	68
Impairment of carbon credit	105	1	630
Impairment of inventory	149	2	32	75
Impairment allowances for financial assets	1,573	19	522	411
Donation	490	6
Liquidated damages	240	3	800
Miscellaneous expenses	340	4	370	301
Total	₨ 14,834	$ 178	₨ 13,636	₨ 9,925